Schedule of investments
Delaware Ivy VIP Small Cap Growth
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.62%
Communication Services — 2.87%
IMAX †	153,346	$ 2,962,645
Iridium Communications	60,713	2,761,834
		5,724,479
Consumer Discretionary — 12.04%
Abercrombie & Fitch Class A †	27,451	1,547,413
Boot Barn Holdings †	37,282	3,026,925
First Watch Restaurant Group †	91,911	1,589,141
Fox Factory Holding †	7,025	696,037
Light & Wonder †	30,948	2,207,521
Meritage Homes	20,289	2,483,171
Red Rock Resorts Class A	94,821	3,887,661
Texas Roadhouse	29,719	2,855,996
Visteon †	21,828	3,013,792
Wingstop	15,078	2,711,627
		24,019,284
Consumer Staples — 3.62%
BellRing Brands †	62,998	2,597,407
elf Beauty †	18,407	2,021,641
MGP Ingredients	24,575	2,592,171
		7,211,219
Energy — 5.10%
Cactus Class A	66,394	3,333,643
SM Energy	37,876	1,501,783
Weatherford International †	59,007	5,330,102
		10,165,528
Financials — 8.41%
Flywire †	132,129	4,213,594
Houlihan Lokey	34,644	3,711,065
Kinsale Capital Group	12,975	5,373,337
Seacoast Banking	67,394	1,479,972
Shift4 Payments Class A †	36,180	2,003,287
		16,781,255
Healthcare — 20.56%
Acadia Healthcare †	41,275	2,902,045
Axonics †	44,259	2,483,815
CryoPort †	105,941	1,452,451
Evolent Health Class A †	101,739	2,770,353
Halozyme Therapeutics †	69,222	2,644,280
Harmony Biosciences Holdings †	89,701	2,939,502
HealthEquity †	17,166	1,253,976
Inmode †	114,427	3,485,447
Insmed †	102,275	2,582,444
Option Care Health †	89,332	2,889,890
Pacira BioSciences †	53,925	1,654,419
Progyny †	140,795	4,789,846
R1 RCM †	189,844	2,860,949
TransMedics Group †	47,980	2,626,905
Vericel †	109,485	3,669,937
		41,006,259
Industrials — 20.92%
Casella Waste Systems Class A †	23,600	1,800,680
CBIZ †	92,505	4,801,010
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Chart Industries †	12,031	$ 2,034,683
Clean Harbors †	28,908	4,838,043
EnerSys	36,107	3,418,250
Federal Signal	63,421	3,788,136
Herc Holdings	25,347	3,014,772
Kirby †	41,265	3,416,742
Legalzoom.com †	93,991	1,028,262
Parsons †	99,324	5,398,259
Paycor HCM †	175,263	4,001,254
SiteOne Landscape Supply †	25,578	4,180,724
		41,720,815
Information Technology — 23.09%
Advanced Energy Industries	19,911	2,053,222
Allegro MicroSystems †	113,321	3,619,473
Belden	36,637	3,537,302
Box Class A †	67,677	1,638,460
Calix †	57,113	2,618,060
CyberArk Software †	34,545	5,657,435
DoubleVerify Holdings †	187,014	5,227,041
Instructure Holdings †	97,178	2,468,321
Jamf Holding †	32,937	581,668
Onto Innovation †	22,685	2,892,791
Power Integrations	22,608	1,725,217
Rambus †	48,951	2,730,976
Sprout Social Class A †	82,422	4,111,209
Super Micro Computer †	11,435	3,135,706
Tenable Holdings †	90,227	4,042,170
		46,039,051
Materials — 2.01%
ATI †	97,431	4,009,286
		4,009,286
Total Common Stocks (cost $206,090,310)		196,677,176

Short-Term Investments — 1.39%
Money Market Mutual Funds — 1.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	693,220	693,220
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	693,221	693,221
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	693,221	693,221
NQ- IV097 [0923] 1123 (3218105)    1

Schedule of investments
Delaware Ivy VIP Small Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	693,221	$ 693,221
Total Short-Term Investments (cost $2,772,883)		2,772,883

Total Value of Securities—100.01% (cost $208,863,193)		199,450,059
Liabilities Net of Receivables and Other Assets—(0.01%)		(21,480)
Net Assets Applicable to 37,099,894 Shares Outstanding—100.00%		$199,428,579

†	Non-income producing security.

2    NQ- IV097 [0923] 1123 (3218105)